INVESTMENT PROPERTIES (Tables)	6 Months Ended
Jun. 30, 2024
INVESTMENT PROPERTIES
Investment Properties
The details of investment properties are as follows:

In thousands of USD	Leasehold land	Building	Others	Total
Cost:
At January 1, 2024	5,915	31,273	1,101	38,289
Additions	38	-	241	279
Disposals	(616)	-	-	(616)
Exchange adjustments	(152)	(669)	(35)	(856)
At June 30, 2024	5,185	30,604	1,307	37,096
Accumulated depreciation:
At January 1, 2024	(601)	(3,205)	(137)	(3,943)
Charge for the period	(185)	(1,063)	(99)	(1,347)
Disposals	218	-	-	218
Exchange adjustments	15	75	4	94
At June 30, 2024	(553)	(4,193)	(232)	(4,978)
Net book value:
At June 30, 2024	4,632	26,411	1,075	32,118
Cost:
At January 1, 2023	5,746	30,679	394	36,819
Additions	80	33	334	447
Exchange adjustments	(63)	(271)	(4)	(338)
At June 30, 2023	5,763	30,441	724	36,928
Accumulated depreciation:
At January 1, 2023	(199)	(1,051)	(27)	(1,277)
Charge for the period	(195)	(1,050)	(35)	(1,280)
Exchange adjustments	3	13	-	16
At June 30, 2023	(391)	(2,088)	(62)	(2,541)
Net book value:
At June 30, 2023	5,372	28,353	662	34,387

Maturity Analysis of Lease Payments Receivable Under Operating Leases
The maturity analysis of lease payments receivable under operating leases of investment properties was as follows:

In thousands of USD	At June 30, 2024
2024	1,890
2025	3,380
2026	2,751
2027	1,766
2028	1,723
Thereafter	3,465
Total	14,975